Financial Risk Management and Fair Values - Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow		¥ 53,282		¥ 56,916
Lease liabilities, Contractual undiscounted cash outflow		157,081
Obligations under finance leases, Contractual undiscounted cash outflow				82,765
Trade and other payables and accrued charges, Contractual undiscounted cash outflow		21,300		21,292
Non-derivative financial liabilities, Total contractual undiscounted cash outflow		231,663		160,973
Borrowings, Carrying amount		51,180		54,417	[1]
Lease liabilities, Carrying amount		134,074	¥ 120,377	72,221
Obligations under finance leases, Carrying amount	[1]			72,221
Trade and other payables and accrued charges, Carrying amount		21,300		21,292	[1]
Non-derivative financial liabilities, Total carrying amount		206,554		147,930	[1]
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow		38,304		40,121
Lease liabilities, Contractual undiscounted cash outflow		25,404
Obligations under finance leases, Contractual undiscounted cash outflow				12,062
Trade and other payables and accrued charges, Contractual undiscounted cash outflow		21,300		21,292
Non-derivative financial liabilities, Total contractual undiscounted cash outflow		85,008		73,475
Borrowings, Carrying amount		37,543		38,741
Obligations under finance leases, Carrying amount				9,555
After 1 year but within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow		4,251		8,272
Lease liabilities, Contractual undiscounted cash outflow		23,860
Obligations under finance leases, Contractual undiscounted cash outflow				11,738
Trade and other payables and accrued charges, Contractual undiscounted cash outflow		0		0
Non-derivative financial liabilities, Total contractual undiscounted cash outflow		28,111		20,010
Borrowings, Carrying amount		3,773		7,757
Obligations under finance leases, Carrying amount				9,572
After 2 years but within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow		8,720		6,335
Lease liabilities, Contractual undiscounted cash outflow		63,003
Obligations under finance leases, Contractual undiscounted cash outflow				36,765
Trade and other payables and accrued charges, Contractual undiscounted cash outflow		0		0
Non-derivative financial liabilities, Total contractual undiscounted cash outflow		71,723		43,100
Borrowings, Carrying amount		8,389		6,004
Obligations under finance leases, Carrying amount				32,285
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow		2,007		2,188
Lease liabilities, Contractual undiscounted cash outflow		44,814
Obligations under finance leases, Contractual undiscounted cash outflow				22,200
Trade and other payables and accrued charges, Contractual undiscounted cash outflow		0		0
Non-derivative financial liabilities, Total contractual undiscounted cash outflow		46,821		24,388
Borrowings, Carrying amount		¥ 1,475		1,915
Obligations under finance leases, Carrying amount				¥ 20,809

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).